Property and Equipment - Schedule of Property and equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Total cost		$ 35,974	$ 32,047
Less: accumulated depreciation		(18,824)	(14,121)
Property and equipment, net	$ 16,457	17,150	17,926
Laboratory and manufacturing equipment
Property and equipment
Total cost		14,648	13,141
Furniture and fixtures
Property and equipment
Total cost		1,999	1,905
Computers and software
Property and equipment
Total cost		6,036	3,927
Leasehold improvements
Property and equipment
Total cost		$ 13,291	$ 13,074